Derivative instruments and hedging activities - Schedule of information about written credit derivatives and purchased credit protection (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	¥ (192)	¥ (38)
Maximum potential payout / Notional		14,419	17,604
Notional, Purchased credit protection		10,227	13,113
Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	(123)	(17)
Maximum potential payout / Notional		9,271	12,029
Notional, Purchased credit protection		6,975	9,536
Credit default indices [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	(72)	(26)
Maximum potential payout / Notional		4,842	5,130
Notional, Purchased credit protection		3,052	3,265
Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	3	5
Maximum potential payout / Notional		306	445
Notional, Purchased credit protection		200	312
Less than 1 year [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		3,200	3,771
Less than 1 year [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,106	2,908
Less than 1 year [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		864	697
Less than 1 year [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		230	166
1 to 3 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		5,132	6,308
1 to 3 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		3,780	4,497
1 to 3 years [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,300	1,558
1 to 3 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		52	253
3 to 5 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		4,324	5,621
3 to 5 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,262	3,414
3 to 5 years [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,045	2,188
3 to 5 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		17	19
More than 5 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,763	1,904
More than 5 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,123	1,210
More than 5 years [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		633	687
More than 5 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		¥ 7	¥ 7

[1]	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting. Asset balances represent positive fair value amounts caused by tightening of credit spreads of underlyings since inception of the credit derivative contracts.